UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2017

The RHJ Funds file their complete schedules of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-474-5669; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
APRIL 30, 2017 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.4%**
	Shares	Value

CONSUMER DISCRETIONARY — 11.0%
Cheesecake Factory	1,407	$90,273
Columbia Sportswear	1,093	61,886
Deckers Outdoor*	1,269	75,620
Gentex	4,799	99,099
Hasbro	945	93,659
LKQ*	1,842	57,544

		478,081

CONSUMER STAPLES — 6.4%
Pinnacle Foods	1,651	96,005
Sprouts Farmers Market*	4,483	100,016
US Foods Holding*	2,995	84,459

		280,480

ENERGY — 2.0%
Core Laboratories	774	85,775

FINANCIALS — 5.8%
Bank of the Ozarks	2,022	95,984
Umpqua Holdings*	4,576	80,858
Zions Bancorporation	1,894	75,817

		252,659

HEALTH CARE — 17.2%
Bio-Techne	865	92,624
Centene*	1,275	94,860
Edwards Lifesciences*	773	84,775
Envision Healthcare*	1,909	106,961

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

HEALTH CARE — continued
INC Research Holdings, Cl A*	1,679	$75,555
Jazz Pharmaceuticals*	556	88,560
Premier, Cl A*	2,747	92,849
STERIS	1,576	116,309

		752,493

INDUSTRIALS — 28.0%
Beacon Roofing Supply*	1,888	93,588
Dover	899	70,913
Dycom Industries*	997	105,343
Healthcare Services Group	2,469	113,352
Hubbell, Cl B	730	82,585
IDEX	1,015	106,332
KAR Auction Services	1,907	83,183
Kirby*	1,091	77,025
Middleby*	795	108,223
Nordson	727	91,020
Stericycle*	1,062	90,631
WABCO Holdings*	772	91,768
Xylem	2,083	107,087

		1,221,050

INFORMATION TECHNOLOGY — 26.8%
ARRIS International*	2,892	75,163
CDW	1,623	95,903
Ciena*	4,085	93,587
CSRA	2,920	84,913
Electronics For Imaging*	1,765	80,802
Euronet Worldwide*	1,071	88,486
Fabrinet*	2,263	78,458
FLIR Systems	3,297	121,099
IPG Photonics*	883	111,541
j2 Global	1,050	94,752
Microchip Technology	1,267	95,760
Microsemi*	1,106	51,916
Teradyne	2,798	98,685

		1,171,065

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

REAL ESTATE — 1.2%
CBRE Group, Cl A*	1,409	$50,456

TOTAL COMMON STOCK (Cost $3,470,833)		4,292,059

SHORT-TERM INVESTMENT (A) — 3.4%
CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund, Cl A, 0.630% (Cost $147,992)	147,992	147,992

TOTAL INVESTMENTS — 101.8% (Cost $3,618,825)		$4,440,051

Percentages are based on Net Assets of $4,363,506.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of April 30, 2017.
Cl	Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
APRIL 30, 2017 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.7%**
	Shares	Value

CONSUMER DISCRETIONARY — 14.6%
BJ’s Restaurants*	16,000	$721,600
Deckers Outdoor*	11,700	697,203
Dorman Products*	10,500	873,075
Five Below*	16,000	785,920
IMAX*	24,000	732,000
Party City Holdco*	45,400	726,400
Texas Roadhouse, Cl A	17,000	796,960
Winnebago Industries	15,000	430,500

		5,763,658

CONSUMER STAPLES — 5.1%
Calavo Growers	11,200	734,720
Snyder’s-Lance	15,600	550,056
Sprouts Farmers Market*	33,600	749,616

		2,034,392

ENERGY — 0.9%
Gulfport Energy*	23,000	365,240

FINANCIALS — 8.0%
Banner	11,600	640,320
Cathay General Bancorp	16,900	643,045
FirstCash	8,700	451,965
Glacier Bancorp	20,900	706,002
UMB Financial	10,100	732,149

		3,173,481

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

HEALTH CARE — 16.6%
Analogic	9,300	$668,205
Eagle Pharmaceuticals*	5,100	462,009
Ensign Group	32,200	577,990
Globus Medical, Cl A*	31,600	958,428
HealthSouth	15,800	741,020
INC Research Holdings, Cl A*	16,600	747,000
Natus Medical*	15,800	553,000
Omnicell*	11,100	459,540
Premier, Cl A*	21,800	736,840
Supernus Pharmaceuticals*	20,900	681,340

		6,585,372

INDUSTRIALS — 22.5%
Albany International, Cl A	15,700	765,375
Axon Enterprise*	25,700	631,706
Beacon Roofing Supply*	14,600	723,722
Dycom Industries*	7,800	824,148
FTI Consulting*	15,300	529,227
Healthcare Services Group	21,000	964,110
Interface, Cl A	36,700	730,330
Mueller Water Products, Cl A	65,400	735,750
On Assignment*	21,100	1,092,347
SPX FLOW*	12,000	433,680
Swift Transportation, Cl A*	18,600	457,188
Tetra Tech	22,600	993,270

		8,880,853

INFORMATION TECHNOLOGY — 26.5%
Acxiom*	27,900	806,310
Advanced Energy Industries*	11,100	819,180
Ambarella*	15,800	888,276
Blackhawk Network Holdings, Cl A*	17,800	720,010
BroadSoft*	14,000	537,600
Electronics For Imaging*	13,500	618,030
EPAM Systems*	9,600	739,200
Fabrinet*	17,900	620,593
Integrated Device Technology*	33,200	796,468
Methode Electronics	15,300	681,615

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY — continued
NIC	16,500	$352,275
Pegasystems	17,300	788,015
PTC*	14,200	767,510
Silicon Laboratories*	9,800	697,270
Tower Semiconductor*	30,200	649,904

		10,482,256

MATERIALS — 3.5%
Balchem	7,300	592,468
Sensient Technologies	9,700	793,460

		1,385,928

TOTAL COMMON STOCK (Cost $32,042,295)		38,671,180

SHORT-TERM INVESTMENT (A) — 3.1%
CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund, Cl A Class, 0.630% (Cost $1,212,033)	1,212,033	1,212,033

TOTAL INVESTMENTS — 100.8% (Cost $33,254,328)		$39,883,213

Percentages are based on Net Assets of $39,564,336.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of April 30, 2017.
Cl	Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2017 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.7%
	Shares	Value

CONSUMER DISCRETIONARY — 18.6%
Bojangles’*	21,900	$480,705
Capella Education	3,900	371,670
Cavco Industries*	5,200	617,500
Fox Factory Holding*	24,500	736,225
Habit Restaurants, Cl A*	28,800	544,320
Lifetime Brands	31,856	611,635
Marcus	21,500	726,700
MarineMax*	29,600	602,360
MCBC Holdings	37,700	631,475
Modine Manufacturing*	39,600	479,160
Motorcar Parts of America*	16,000	485,120
Nutrisystem	12,300	657,435
Potbelly*	42,300	590,085
Unifi*	20,700	581,049
Universal Electronics*	9,500	658,350

		8,773,789

CONSUMER STAPLES — 4.4%
Farmer Brothers*	18,900	670,950
Hostess Brands, Cl A*	29,000	497,060
Inter Parfums	14,600	554,070
Natural Grocers by Vitamin Cottage*	34,000	371,960

		2,094,040

FINANCIALS — 5.9%
First Busey	16,700	500,165
Guaranty Bancorp	22,347	562,027

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

FINANCIALS — continued
Heritage Financial	28,300	$747,120
People’s Utah Bancorp	19,213	507,223
State Bank Financial	17,100	459,306

		2,775,841

HEALTH CARE — 18.7%
ANI Pharmaceuticals*	8,100	438,372
Cambrex*	9,100	540,085
Civitas Solutions*	19,100	339,980
Cross Country Healthcare*	34,100	476,377
Exactech*	24,200	717,530
Inogen*	5,600	464,184
LeMaitre Vascular	28,100	835,975
MiMedx Group*	78,350	994,262
Natus Medical*	12,500	437,500
NeoGenomics*	56,700	428,085
Repligen*	17,500	643,825
Surmodics*	28,900	660,365
Tactile Systems Technology*	28,200	531,570
U.S. Physical Therapy	11,000	721,600
Vocera Communications*	23,400	593,424

		8,823,134

INDUSTRIALS — 24.2%
AAR	24,300	874,557
Air Transport Services Group*	40,300	741,117
Alamo Group	9,700	766,882
Apogee Enterprises	10,300	561,350
Astronics*	11,147	362,389
CBIZ*	35,900	565,425
CRA International	11,000	417,340
Echo Global Logistics*	23,800	446,250
ESCO Technologies	8,700	511,995
Exponent	10,500	642,075
GP Strategies*	21,900	593,490
Insperity	5,500	502,425
KeyW Holding*	59,900	568,451
Knoll	17,900	428,884

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INDUSTRIALS — continued
Lydall*	13,200	$691,680
Navigant Consulting*	24,300	582,471
Quanex Building Products	28,700	585,480
RPX*	38,600	495,624
Sterling Construction*	60,700	577,257
TriMas*	20,600	472,770

		11,387,912

INFORMATION TECHNOLOGY — 19.2%
Autobytel*	36,500	478,515
Brightcove*	43,300	376,710
Brooks Automation	37,000	934,620
CalAmp*	27,900	500,526
Calix*	57,300	383,910
ePlus*	8,800	627,000
Fabrinet*	18,900	655,263
Ichor Holdings*	30,700	595,580
Mesa Laboratories	3,400	475,388
Nanometrics*	17,400	549,057
Perficient*	25,800	449,436
Photronics*	46,000	529,000
Silver Springs Network*	28,400	324,044
Tower Semiconductor*	30,200	649,904
Virtusa*	23,900	740,422
WNS Holdings ADR*	24,516	785,002

		9,054,377

MATERIALS — 1.8%
Calgon Carbon	26,200	381,210
Materion	12,300	468,015

		849,225

TELECOMMUNICATION SERVICES — 2.9%
8x8*	32,900	478,695
Vonage Holdings*	130,500	875,655

		1,354,350

TOTAL COMMON STOCK (Cost $32,833,475)		45,112,668

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2017 (Unaudited)

SHORT-TERM INVESTMENT (A) — 4.6%
	Shares	Value

CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund, Cl A Class, 0.630% (Cost $2,168,150)	2,168,150	$2,168,150

TOTAL INVESTMENTS — 100.3% (Cost $35,001,625)		$47,280,818

Percentages are based on Net Assets of $47,128,278.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2017.
ADR	American Depositary Receipt
Cl	Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2017 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	SMID Cap Portfolio	Small Cap Portfolio	Micro Cap Portfolio
Assets:
Investments at Value (Cost $3,618,825, $33,254,328 and $35,001,625, respectively)	$4,440,051	$39,883,213	$47,280,818
Cash	—	1,449	—
Receivable for Investment Securities Sold	70,141	—	—
Receivable Due from Investment Advisor	8,368	—	—
Prepaid Expenses	4,837	13,021	14,138
Receivable for Capital Shares Sold	258	59,185	4,577
Dividends Receivable	924	149	5,698

Total Assets	4,524,579	39,957,017	47,305,231

Liabilities:
Payable for Investment Securities Purchased	143,784	324,590	—
Payable to Administrator	689	6,423	7,272
Payable to Trustees	329	2,988	3,385
Chief Compliance Officer Fees Payable	40	1,265	1,428
Payable to Investment Adviser	—	5,704	18,897
Payable for Capital Shares Redeemed	—	1,909	95,943
Other Accrued Expenses	16,231	49,802	50,028

Total Liabilities	161,073	392,681	176,953

Net Assets	$4,363,506	$39,564,336	$47,128,278

Net Assets Consist of:
Paid-in Capital	$5,480,094	$31,330,571	$31,734,312
Accumulated Net Investment Loss	(13,161)	(214,415)	(347,710)
Accumulated Net Realized Gain (Loss) on Investments	(1,924,653)	1,819,295	3,462,483
Net Unrealized Appreciation on Investments	821,226	6,628,885	12,279,193

Net Assets	$4,363,506	$39,564,336	$47,128,278

Institutional Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	n/a	3,646,359	1,368,183

Investor Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	209,652	n/a	n/a

Net Asset Value,
Per share* — Institutional Class	n/a	$10.85	$34.45

Net Asset Value,
Per share* — Investor Class	$20.81	n/a	n/a

*	Redemption price per share may be less if the shares are redeemed less than 90 days from the date of purchase. See Note 2 of the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2017 (Unaudited)

STATEMENTS OF OPERATIONS

	SMID Cap Portfolio	Small Cap Portfolio	Micro Cap Portfolio
Investment Income
Dividends	$16,963	$142,302	$28,581
Less: Foreign Taxes Withheld	(131)	—	—

Total Income	16,832	142,302	28,581

Expenses
Investment Advisory Fees	19,473	163,232	175,587
Distribution Fees	5,409	—	—
Shareholder Servicing Fees	—	32,394	7,468
Administration Fees	4,086	38,514	44,180
Trustees’ Fees	740	6,983	7,951
Chief Compliance Officer Fees	260	1,984	2,271
Transfer Agent Fees	11,575	26,243	44,653
Registration and Filing Fees	8,448	11,110	10,114
Printing Fees	1,605	14,903	15,076
Audit Fees	1,862	10,950	13,517
Legal Fees	1,060	9,878	11,410
Custodian Fees	2,480	2,480	3,466
Other Expenses	—	6,987	7,751

Expenses Before Expense Waiver and Fees Paid Indirectly	56,998	325,658	343,444

Less:
Waiver of Investment Advisory Fees	(19,473)	(120,657)	(44,570)
Reimbursement of Other Operating Expenses	(15,816)	—	—
Fees Paid Indirectly(1)	(206)	(4,849)	(6,440)

Net Expenses After Expense Waiver and Fees Paid Indirectly	21,503	200,152	292,434

Net Investment Loss	(4,671)	(57,850)	(263,853)

Net Realized Gain on Investments	207,570	1,978,923	3,971,782
Net Change in Unrealized Appreciation (Depreciation) on Investments	473,259	2,577,384	4,031,128

Total Net Realized and Unrealized Gain on Investments	680,829	4,556,307	8,002,910

Net Increase in Net Assets Resulting from Operations	$676,158	$4,498,457	$7,739,057

(1)	See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Loss	$(4,671)	$(10,647)
Net Realized Gain (Loss) on Investments	207,570	(173,083)
Net Change in Unrealized Appreciation (Depreciation) on Investments	473,259	(126,388)

Net Increase (Decrease) in Net Assets Resulting in Operations	676,158	(310,118)

Capital Share Transactions:
Issued	41,942	107,916
Redeemed	(417,278)	(274,134)

Net Decrease in Net Assets from Capital Share Transactions	(375,336)	(166,218)

Total Increase (Decrease) in Net Assets	300,822	(476,336)
Net Assets:
Beginning of Period	4,062,684	4,539,020

End of Period	$4,363,506	$4,062,684

Accumulated Net Investment Loss	$(13,161)	$(8,490)

Shares Issued and Redeemed:
Issued	2,025	6,105
Redeemed	(20,877)	(15,061)

Net Decrease in Shares Outstanding from Share Transactions	(18,852)	(8,956)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Loss	$(57,850)	$(156,565)
Net Realized Gain on Investments	1,978,923	1,650,031
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,577,384	(3,807,287)

Net Increase (Decrease) in Net Assets Resulting in Operations	4,498,457	(2,313,821)

Distributions:
Net Realized Gain	(1,695,598)	(9,784,754)

Total Distributions	(1,695,598)	(9,784,754)

Capital Share Transactions:
Issued	2,151,443	9,277,751
Reinvestment of Distributions	1,677,377	9,613,256
Redeemed	(8,491,963)	(13,582,646)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,663,143)	5,308,361

Total Decrease in Net Assets	(1,860,284)	(6,790,214)
Net Assets:
Beginning of Period	41,424,620	48,214,834

End of Period	$39,564,336	$41,424,620

Accumulated Net Investment Loss	$(214,415)	$(156,565)

Shares Issued and Redeemed:
Issued	202,812	886,880
Reinvestment of Distributions	159,598	937,879
Redeemed	(793,576)	(1,289,354)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(431,166)	535,405

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Loss	$(263,853)	$(168,038)
Net Realized Gain on Investments	3,971,782	1,115,548
Net Change in Unrealized Appreciation (Depreciation) on Investments	4,031,128	1,812,392

Net Increase in Net Assets Resulting in Operations	7,739,057	2,759,902

Capital Share Transactions:
Issued	1,836,248	4,264,054
Redemption Fees(1)	2,145	—
Redeemed	(7,336,934)	(5,629,510)

Net Decrease in Net Assets from Capital Share Transactions	(5,498,541)	(1,365,456)

Total Increase in Net Assets	2,240,516	1,394,446
Net Assets:
Beginning of Period	44,887,762	43,493,316

End of Period	$47,128,278	$44,887,762

Accumulated Net Investment Loss	$(347,710)	$(83,857)

Shares Issued and Redeemed:
Issued	55,834	162,783
Redeemed	(224,659)	(205,368)

Net Decrease in Shares Outstanding from Share Transactions	(168,825)	(42,585)

Amounts designated as “—” are either $0 or have been rounded to $0.

(1)	See Note 2 in the Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per-Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Six Months Ended April 30, 2017 (Unaudited)		Years Ended October 31,
			2016	2015		2014	2013	2012
Net Asset Value, Beginning of Period	$17.78		$19.11	$19.25		$17.87	$13.18	$13.49

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.02)		(0.05)	(0.05)		(0.09)	(0.07)	0.01
Net Realized and Unrealized Gain (Loss)	3.05		(1.28)	(0.09	)(2)	1.47	4.89	(0.32)

Total from Investment Operations	3.03		(1.33)	(0.14)		1.38	4.82	(0.31)

Dividends and Distributions:
Net Investment Loss	—		—	—		—	(0.13)	—

Total Dividends and Distributions	—		—	—		—	(0.13)	—

Net Asset Value, End of Period	$20.81		$17.78	$19.11		$19.25	$17.87	$13.18

Total Return†	17.04%		(6.96)%	(0.73)%		7.72%	36.86%	(2.30)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$4,364		$4,063	$4,539		$5,076	$5,305	$8,580
Ratio of Net Expenses to Average Net Assets(3)	1.00	%*	1.14%	1.40%		1.40%	1.40%	1.40%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	2.63	%*	2.84%	2.88%		2.71%	2.37%	2.12%
Ratio of Net Investment Loss to Average Net Assets	(0.22	)%*	(0.25)%	(0.26)%		(0.46)%	(0.46)%	(0.08)%
Portfolio Turnover Rate	24%		49%	51%		50%	44%	60%

(1)	Per share calculations were performed using average shares for the year.
(2)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.
(3)	The Ratio of Expenses to Average Net Assets includes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have decreased by 1 basis point (bps), 1 bps, 1 bps, 2 bps, 4 bps, and, 3 bps, respectively.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the period, if applicable.
*	Annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per-Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Six Months Ended April 30, 2017 (Unaudited)		Years Ended October 31,
			2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.16		$13.61	$17.40	$17.88	$13.23	$13.40

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.01)		(0.04)	(0.06)	(0.06)	(0.08)	(0.02)
Net Realized and Unrealized Gain (Loss)	1.15		(0.64)	0.83	1.23	4.73	0.44

Total from Investment Operations	1.14		(0.68)	0.77	1.17	4.65	0.42

Distributions from:
Net Realized Gain	(0.45)		(2.77)	(4.56)	(1.65)	—	(0.59)
Return of Capital	—		—	—	—	—	— (3)

Total Distributions	(0.45)		(2.77)	(4.56)	(1.65)	—	(0.59)

Net Asset Value, End of Period	$10.85		$10.16	$13.61	$17.40	$17.88	$13.23

Total Return†	11.31	%‡	(5.18)%‡	5.35%‡	7.21%‡	35.15%‡	3.63%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$39,564		$41,425	$48,215	$73,780	$96,542	$87,715
Ratio of Net Expenses to Average Net Assets(2)	0.98	%*	1.07%	1.19%	1.22%	1.41%	1.32%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.59	%*	1.56%	1.67%	1.51%	1.51%	1.44%
Ratio of Net Investment Loss to Average Net Assets	(0.28	)%*	(0.35)%	(0.42)%	(0.38)%	(0.54)%	(0.12)%
Portfolio Turnover Rate	31%		54%	47%	46%	49%	89%

(1)	Per share calculations were performed using average shares for the period.
(2)	The Ratio of Expenses to Average Net Assets includes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have decreased by 2 basis points (bps), 2 bps, 6 bps, 3 bps, 3 bps and 12 bps, respectively.
(3)	Value is less than $0.01 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the period.
*	Annualized.

Amounts designated as “—” are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per-Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Six Months Ended April 30, 2017 (Unaudited)		Years Ended October 31,
			2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$29.20		$27.53	$27.50	$26.59	$19.11	$16.95

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.18)		(0.11)	(0.33)	(0.27)	(0.24)	(0.21)
Net Realized and Unrealized Gain	5.43		1.78	0.36	1.17	7.72	2.37

Total from Investment Operations	5.25		1.67	0.03	0.90	7.48	2.16

Redemption Fees	—	(3)	— (3)	— (3)	0.01	— (3)	— (3)

Net Asset Value, End of Period	$34.45		$29.20	$27.53	$27.50	$26.59	$19.11

Total Return†	17.98	%‡	6.07%	0.11%‡	3.42%	39.14%	12.74%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$47,128		$44,888	$43,493	$39,078	$40,109	$33,596
Ratio of Net Expenses to Average Net Assets(2)	1.25	%*	1.36%	1.60%	1.53%	1.51%	1.36%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.47	%*	1.55%	1.71%	1.54%	1.55%	1.43%
Ratio of Net Investment Loss to Average Net Assets	(1.13	)%*	(0.40)%	(1.14)%	(0.99)%	(1.07)%	(1.14)%
Portfolio Turnover Rate	20%		62%	71%	57%	98%	101%

(1)	Per share calculations were performed using average shares for the year.
(2)	The Ratio of Expenses to Average Net Assets includes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have decreased by 3 basis points (bps), 1 bps, 1 bps, 4 bps and 7 bps, respectively.
(3)	Value is less than $0.01 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the period.
*	Annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2017

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 56 funds. The financial statements herein are those of the Rice Hall James SMID Cap Portfolio (“SMID Cap Portfolio”), Rice Hall James Small Cap Portfolio (“Small Cap Portfolio”), and Rice Hall James Micro Cap Portfolio (“Micro Cap Portfolio”) (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the SMID Cap Portfolio is maximum capital appreciation. The SMID Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. small-and-mid-cap companies with market capitalizations that, at the time of initial purchase, fall within the range of the companies in the Russell 2500 Index at reconstitution each June. The investment objective of the Small Cap Portfolio is maximum capital appreciation. The Small Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. small cap companies with market capitalizations that, at the time of initial purchase, fall within the range of the companies in the Russell 2000 Index at reconstitution each June. The investment objective of the Micro Cap Portfolio is maximum capital appreciation. The Micro Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. micro cap companies that, at the time of initial purchase, fall within the range of companies in the Russell Microcap Index at reconstitution each June. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2017

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded, it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2017, there were no securities valued in accordance with the fair value procedures.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session of the exchange on which the security is principally traded.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2017

objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

• Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

• Level 3 — Prices, inputs or exotic modeling techniques that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2017, all of the Funds’ investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. GAAP. For details of the investment classification, refer to the Schedules of Investments for the SMID Cap Portfolio and Small Cap Portfolio and the Summary Schedule of Investments for the Micro Cap Portfolio.

For the six months ended April 30, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended April 30, 2017, there were no Level 3 securities.

For the six months ended April 30, 2017, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not”

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2017

(i.e., a greater than 50% probability) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2017, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Micro Cap Portfolio imposes a 2.00% redemption fee on the value of Institutional Class shares redeemed fewer than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The Micro Cap Portfolio imposed redemption fees of $2,145 and $0, for the six month period ended April 30, 2017 and the year ended October 31, 2016, respectively.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2017

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Commission Recapture, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2017, the SMID Cap Portfolio, Small Cap Portfolio and Micro Cap Portfolio paid $4,086, $38,514 and $44,180, respectively, for these services.

The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Investor Class shares of the SMID Cap Portfolio will pay the Distributor a fee not to exceed 0.25% of the SMID Cap Portfolio’s average daily net assets attributable to Investor Class shares from this fee, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”). The fee represents compensation for services and reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or for the provision of shareholder services with respect to shares.

The Funds direct, via a network of executing brokers, certain fund trades to the Distributor, who pays a portion of the Funds’ expenses. Under this arrangement, the SMID Cap Portfolio, Small Cap Portfolio and the Micro Cap Portfolio had expenses reduced by $185, $4,567 and $6,304, respectively, savings that were used to pay administrative expenses. These amounts are included in “Fees Paid Indirectly” on the Statement of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2017

Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Rice Hall James & Associates, LLC (the “Adviser”). These fees are disclosed on the Statement of Operations as Shareholder Servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend-disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits that can be used to offset transfer agent expenses. During the six months ended April 30, 2017, the SMID Cap Portfolio, Small Cap Portfolio and the Micro Cap Portfolio earned credits of $21, $282 and $136, respectively, which were used to offset transfer agent expenses. These amounts are included in “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. (formerly Union Bank, N.A.) acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5.	Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. For its services, the SMID Cap Portfolio pays the Adviser an annual fee of 0.90% on the first $250 million, 0.80% on the next $250 million and 0.70% for amounts over $500 million, based on the Fund’s average daily net assets. The Small Cap Portfolio and the Micro Cap Portfolio have a fee calculated at an annual rate of 0.80% and 0.75% of each Fund’s average daily net assets, respectively. Effective March 1, 2016, the Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine expenses (collectively “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2018. In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below a Fund’s expense cap, the Adviser may receive from the Fund the difference between total annual Fund operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement, or any prior contractual agreement, was in place.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2017

RHJ Fund	Contractual Expense Limitation
SMID Cap Portfolio	1.00%
Small Cap Portfolio	1.00%
Micro Cap Portfolio	1.25%

Prior to March 1, 2016, the Adviser had contractually agreed to reduce fees and reimburse expenses of the SMID Cap Portfolio and Small Cap Portfolio in order to keep total annual Fund operating expenses (not including excluded expenses) from exceeding 1.40% and 1.25%, respectively, each the Fund’s average daily net assets. Prior to March 1, 2016, the Adviser had voluntarily agreed to reduce fees reimburse expenses of the Micro Cap Portfolio in order to keep its net operating expenses (not including excluded expenses) from exceeding 1.60% of the Fund’s average daily net assets.

As of April 30, 2017, the Adviser may seek as reimbursement of previously waived fees for the Funds as follows:

RHJ Fund	Expiring 2018	Expiring 2019	Expiring 2020	Total
SMID Cap Portfolio	$73,139	$34,191	$35,289	$142,619
Small Cap Portfolio	231,788	109,641	120,657	462,086
Micro Cap Portfolio	—	19,542	44,570	64,112

Prior to March 1, 2016, the Adviser did not have the ability to recapture previously waived fees or expenses for the Micro Cap Portfolio.

6.	Investment Transactions:

For the six months ended April 30, 2017, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

RHJ Fund	Purchases	Sales
SMID Cap Portfolio	$997,962	$1,361,645
Small Cap Portfolio	12,320,857	18,601,607
Micro Cap Portfolio	8,820,349	15,791,616

There were no purchases or sales of long-term U.S. Government Securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2017

charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period in which the differences arise.

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Small Cap Portfolio
2016	$1,199,074	$8,585,680	$—	$9,784,754
2015	—	14,030,743	—	14,030,743

There were no distributions declared during the last two years ended October 31 in the SMID Cap Portfolio and Micro Cap Portfolio.

As of October 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

RHJ Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforward	Late-Year Loss Deferral	Unrealized Appreciation	Total Distributable Earnings
SMID Cap Portfolio	$—	$—	$(2,128,457)	$(8,492)	$344,203	$(1,792,746)
Small Cap Portfolio	—	1,655,164	—	(156,565)	3,932,307	5,430,906
Micro Cap Portfolio	—	—	(486,383)	(83,857)	8,225,149	7,654,909

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2016 through October 31, 2016. For the tax year ended October 31, 2016, the SMID Cap Portfolio, Small Cap Portfolio, and Micro Cap Portfolio elected to treat the qualified ordinary late year losses of $8,492, $156,565, and $83,857 respectively, as arising in the following fiscal year.

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future net capital gains.

At October 31, 2016, the breakdown of capital loss carryforwards for the Funds was as follows:

RHJ Fund	Expiring October 31,	Amount
SMID Cap Portfolio	2017	$1,954,023
Micro Cap Portfolio	2017	486,383

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2017

loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

RHJ Fund	Short-Term	Long-Term	Total Capital Loss Carryforwards
SMID Cap Portfolio	$174,434	$—	$174,434

During the year ended October 31, 2016, the Micro Cap Portfolio utilized capital loss carryforwards of $1,044,893 to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2017, were as follows:

RHJ Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Mid Cap Portfolio	$3,618,825	$868,390	$(47,164)	$821,226
Small Cap Portfolio	33,254,328	7,512,322	(883,437)	6,628,885
Micro Cap Portfolio	35,001,625	12,956,197	(677,004)	12,279,193

The preceding differences between book and tax cost are primarily due to wash sales.

8.	Other:

At April 30, 2017, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, (shareholder segments comprised of omnibus accounts that were held on behalf of individual shareholders), each owning 10% or greater of the aggregate shares outstanding, was as follows:

RHJ Fund	No. of Shareholders	% Ownership
SMID Cap Portfolio	2	63%
Small Cap Portfolio	2	52%
Micro Cap Portfolio	1	40%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, remote, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2017

9.	Regulatory Matters:

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

10.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments to the financial statements were required.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2017

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, you hold an investment that is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period (November 1, 2016 through April 30, 2017).

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses, after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — and does NOT represent your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2017

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 11/01/16	Ending Account Value 04/30/17	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
SMID Cap Portfolio	$1,000.00	$1,170.40	1.00%	$5.38
Small Cap Portfolio	1,000.00	1,113.10	0.98	5.13
Micro Cap Portfolio	1,000.00	1,179.80	1.25	6.76
Hypothetical 5% Return
SMID Cap Portfolio	$1,000.00	$1,019.84	1.00%	$5.01
Small Cap Portfolio	1,000.00	1,019.93	0.98	4.91
Micro Cap Portfolio	1,000.00	1,018.60	1.25	6.26

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period shown).

The Rice Hall James Funds

P.O. Box 219009

Kansas City, MO 64121

866-474-5669

www.rhjfunds.com

Adviser:

Rice Hall James & Associates, LLC

600 West Broadway, Suite 1000

San Diego, CA 92101

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

RHJ-SA-001-1600

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: July 7, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO
Date: July 7, 2017